Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: November 9, 2021

Payment Date	11/15/2021
Collection Period Start	10/1/2021
Collection Period End	10/31/2021
Interest Period Start	10/15/2021
Interest Period End	11/14/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$422,486,742.33	$27,487,840.52	$394,998,901.81	0.895689	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$585,970,742.33	$27,487,840.52	$558,482,901.81

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$589,361,952.92	$561,874,112.40	0.414214
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$589,361,952.92	$561,874,112.40
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$422,486,742.33	1.60000%	30/360	$563,315.66
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$585,970,742.33			$797,928.55

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$589,361,952.92	$561,874,112.40
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$589,361,952.92	$561,874,112.40
Number of Receivable Outstanding	43,838	42,879
Weight Average Contract Rate	4.58%	4.59%
Weighted Average Remaining Term (months)	41	40

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,228,369.76
Principal Collections	$27,369,876.67
Liquidation Proceeds	$72,811.51
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,671,057.94
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,671,057.94

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$491,134.96	$491,134.96	$—	$—	$29,179,922.98
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,179,922.98
Interest - Class A-2 Notes	$—	$—	$—	$—	$29,179,922.98
Interest - Class A-3 Notes	$563,315.66	$563,315.66	$—	$—	$28,616,607.32
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$28,449,817.57
First Allocation of Principal	$—	$—	$—	$—	$28,449,817.57
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$28,429,583.11
Second Allocation of Principal	$—	$—	$—	$—	$28,429,583.11
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$28,407,200.86
Third Allocation of Principal	$10,532,629.93	$10,532,629.93	$—	$—	$17,874,570.93
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,849,364.50
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,285,364.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,285,364.50
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$894,153.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$894,153.91
Remaining Funds to Certificates	$894,153.91	$894,153.91	$—	$—	$—
Total	$29,671,057.94	$29,671,057.94	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$589,361,952.92	$561,874,112.40
Note Balance	$585,970,742.33	$558,482,901.81
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	11	$117,963.85
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	55	$72,811.51
Monthly Net Losses (Liquidation Proceeds)			$45,152.34
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.03)%
Second Preceding Collection Period			(0.06)%
Preceding Collection Period			0.12%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.03%
Cumulative Net Losses for All Periods			$1,268,527.09
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	78	$1,130,253.21
60-89 Days Delinquent	0.04%	11	$200,074.60
90-119 Days Delinquent	0.02%	6	$110,998.64
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.26%	95	$1,441,326.45

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	5	$119,324.73
Total Repossessed Inventory	10	$230,156.38

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	17	$311,073.24
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.05%
Second Preceding Collection Period		0.06%
Preceding Collection Period		0.06%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.48	0.09%	30	0.07%